Note 20 - Business Segments	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s chief operating decision-maker uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

The Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

The ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen
	2015	2016	2017

Network service and systems integration business:
Customers	¥119,409,987	¥136,759,130	¥153,738,978
Intersegment	408,567	383,058	387,178
Total	119,818,554	137,142,188	154,126,156
ATM operation business:
Customers	3,640,128	3,888,878	4,050,081
Intersegment	–	–	–
Total	3,640,128	3,888,878	4,050,081

Elimination	(408,567)	(383,058)	(387,178)
Consolidated total	¥123,050,115	¥140,648,008	¥157,789,059

F- 49

Segment Profit or Loss:

	Thousands of Yen
	2015	2016	2017

Operating income:
Network service and systems integration business	¥4,334,946	¥5,127,807	¥3,853,960
ATM operation business	886,340	1,148,922	1,437,601
Elimination	(146,048)	(136,375)	(157,254)
Consolidated total	¥5,075,238	¥6,140,354	¥5,134,307

Segment Assets:

	Thousands of Yen
	2016	2017

Segment assets:
Network service and systems integration business	¥113,747,677	¥132,756,717
ATM operation business	4,087,227	4,638,432
Elimination	–	–
Consolidated total	¥117,834,904	¥137,395,149

Other significant items:

	Thousands of Yen
	2015	2016	2017

Depreciation and amortization:
Network service and systems integration business	¥9,139,687	¥9,377,657	¥10,400,255
ATM operation business	537,652	543,898	493,402
Consolidated total	¥9,677,339	¥9,921,555	¥10,893,657

For information regarding the goodwill and the other impairment losses on intangible assets, see Note
8,
“Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not
presented due to immateriality of revenue attributable to international operations.